Average Annual Total Returns	12 Months Ended	53 Months Ended
	Dec. 31, 2025	Dec. 31, 2025
S&P 500 Total Return Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	12.05%
Solactive Global Shipping Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	23.42%	16.90%
SonicShares Global Shipping ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent	22.59%	17.97%
Performance Inception Date		Aug. 03, 2021
SonicShares Global Shipping ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	20.57%	14.64%
SonicShares Global Shipping ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	15.24%	13.57%